BORROWINGS	12 Months Ended
Dec. 31, 2014
BORROWINGS
BORROWINGS

7. BORROWINGS

	As of December 31,
	2013	2014

Short-term borrowings	109,157,440	300,397,309
Long-term borrowings, current portion	110,482,981	240,122,039
Subtotal	219,640,421	540,519,348
Long-term borrowings, non-current portion	375,726,271	713,232,869
Total	595,366,692	1,253,752,217

Short-term borrowings

	As of December 31,
	2013	2014

Notes payable	84,157,440	—
Short-term bank borrowings guaranteed by a guarantee agent	25,000,000	—
Short-term bank borrowings guaranteed by the Founder, Ray Ruiping Zhang	—	50,000,000
Short-term bank borrowings	—	250,397,309
Total short-term bank borrowings	109,157,440	300,397,309

Notes payable

The Company is required to maintain a certain balance of cash deposit in designated bank accounts for the notes payable outstanding as of December 31, 2013. Such required cash deposit of RMB30,247,232 was classified as restricted cash on the consolidated balance sheet. The notes payables were fully repaid during the year ended December 31, 2014.

Short-term bank borrowings guaranteed by a guarantee agent

In December 2013, the Company entered into a short-term loan agreement with a bank for an aggregate principal amount of RMB25,000,000. As of December 31, 2013, the principal amount outstanding under this agreement was RMB25,000,000 with interest rate of 6.90% per annum. The borrowing was repaid during the year ended December 31, 2014.

Short-term bank borrowings guaranteed by the Founder, Ray Ruiping Zhang

In January and February 2014, the Company entered into three short-term loan agreements with a bank for an aggregate principal amount of RMB50,000,000. As of December 31, 2014, the principal amounts outstanding under these agreements totalled RMB50,000,000, with interest rate of 6.60% per annum. These short-term borrowings are guaranteed by the Founder of the Company, Ray Ruiping Zhang.

Short-term bank borrowings

In January 2014, the Company entered into a short-term loan facility agreement with a bank for which a total loan facility up to RMB150,000,000 was made available to the Company. As of December 31, 2014, this principal amount outstanding under this agreement was RMB82,000,000, with interest rate of 6.6% per annum. In conjunction with the loan facility agreement, the Company is also required to maintain a certain balance of cash deposit in designated bank accounts for the period the bank borrowing is outstanding. Such required cash deposit of RMB88,258,072 was classified as restricted cash on the consolidated balance sheets as of December 31, 2014.

In September 2014, the Company entered into a short-term loan facility agreement with a bank for which a total loan facility up to RMB43,000,000 was made available to the Company. As of December 31, 2014, the principal amount outstanding under this agreement was RMB38,397,309, with interest rate of 6.6% per annum.

In December 2014, the Company entered into a short-term loan facility agreement with a bank for which a total loan facility up to RMB200,000,000 was made available to the Company. As of December 31, 2014, this principal amount outstanding under this agreement was RMB100,000,000, with interest rate of 2.885% per annum. In conjunction with the loan facility agreement, the Company is also required to maintain a certain balance of cash deposit in designated bank accounts for the period the bank borrowing is outstanding. Such required cash deposit of RMB104,500,000 was classified as restricted cash on the consolidated balance sheets as of December 31, 2014.

In December 2014, the Company entered into a short-term loan agreement with a bank for an aggregate principal amount of RMB30,000,000. As of December 31, 2014, the principal amount outstanding under this agreement was RMB30,000,000, with interest rate of 5.936% per annum.

The weighted average interest rate on short-term bank borrowings was 6.38% and 6.58% for the years ended December 31, 2013 and December 31, 2014, respectively.

Long-term borrowing:

	As of December 31,
	2013	2014

Long-term bank borrowing guaranteed by a guarantee agent	40,000,000	56,000,000
Long-term borrowings collateralized by vehicles	446,209,252	579,909,183
Long-term bank borrowings collateralized by receivables	—	317,445,725
Total long-term borrowings	486,209,252	953,354,908

Long-term bank borrowing guaranteed by a third-party guarantee agent

In 2013, the Company entered into a long-term loan facility agreement with a bank for which a total loan facility up to RMB80,000,000 was made available to the Company. As of December 31, 2013 and December 31, 2014, the principal amounts outstanding under this agreement were RMB40,000,000, and RMB56,000,000, respectively, with interest rate of 6.77% per annum. The principal and interest are payable quarterly over three years. The loan was guaranteed by a third-party guarantee agent, and the Company pledged 20.73% and 13.47% of a consolidated subsidiary’s equity interest to the third-party guarantee agent as collateral of the long-term bank borrowing arrangement as of December 31, 2013 and 2014, respectively. Equity interests pledged represented 10.30% and 5.51% of the Company’s consolidated net assets as of December 31, 2013 and December 31, 2014, respectively.

Long-term borrowings collateralized by vehicles

From 2011 to 2012, in connection with purchase of vehicles, the Company entered into four long-term borrowing agreements with an automobile financing company for an aggregate principal amount of RMB23,148,510. The principal and interest are payable monthly over three years and bear interest rates in the range of 10.2% and 10.5% per annum. The loans were collateralized by vehicles with an aggregate initial cost of RMB35,784,456. As of December 31, 2013, principal amounts outstanding under these agreements were RMB6,268,988. The borrowings were repaid in the year ended December 31, 2014.

In 2013 and 2014, in connection with purchase of vehicles, the Company entered into borrowing agreements with several third-party financing companies for an aggregate principal amount of RMB446,366,880. Principal and interest are payable monthly over three years and bear interest of 8.6%-13% per annum. These borrowings were collateralized by vehicles and in-car equipment with an aggregate initial cost of RMB386,339,169, and RMB429,273,049 as of December 31, 2013 and 2014, respectively. As of December 31, 2013, and 2014, total principal amounts outstanding under these agreements were RMB339,745,323, and RMB284,879,633 , respectively.

In 2013 and 2014, the Company entered into two long-term borrowing agreements with a third party financing company for purchase of certain vehicles. Principals are payable at the end of the borrowing term, which were three years from the contract date, and interests are payable quarterly over the term of the borrowing arrangement. These loans were collateralized by vehicles with an aggregate initial cost of RMB101,792,920 and RMB297,292,920, as of December 31, 2013 and 2014, respectively. Additionally, the Company pledged 100% of a consolidated subsidiary’s equity interest to the third-party financing company. As of December 31, 2013 and 2014, total principal amounts outstanding under these agreements were RMB100,194,941, and RMB295,029,550, respectively, with an interest rate of 11.00% per annum. Equity interests pledged represented 1.33% of the Company’s consolidated net assets as of December 31, 2014.

Long-term bank borrowings collateralized by receivables

In September and December 2014, in connection with purchase of vehicles, the Company entered into five long-term loan agreements with a bank. As of December 31, 2014, the principal amounts outstanding under these agreements were RMB174,318,690. The loans bear interest rates which range from 6.6% to 6.77% per annum and the interest rates are adjusted annually based on the published People’s Bank of China interest rate with equivalent terms. The principal and interest are payable monthly over three years. This long-term bank borrowing is pledged with the receivable due from the Company’s wholly-owned subsidiary.

In September 2014, in connection with purchase of vehicles, the Company entered into a long-term loan facility agreement with a bank for which the total loan facility up to RMB155,000,000 was made available to the Company. As of December 31, 2014, the principal amounts outstanding under this agreement were RMB143,127,035, respectively, with interest rate of 6.72% per annum. The principal and interest are payable monthly over three years. This long-term bank borrowing is pledged with the receivable due from the Company’s wholly-owned subsidiary.

The undrawn loan facilities available to the Company totalled RMB175,237,916 as of December 31, 2014.

The Company’s short-term and long-term borrowing arrangements include certain restrictive covenants that, among other things, limit the Company’s ability to incur additional indebtedness or create new mortgages or charges, request the Company to maintain its shareholding structure, rental rate and make timely reports. Certain borrowing covenants also post restrictions on the use of proceeds and asset sales, and require the Company to provide notice or obtain consent for significant corporate events. The Company’s borrowing agreements contain restrictions on the Company’s ability to transfer cash between the Company’s subsidiaries. As a result of these restrictions, although the Company’s overall liquidity may be sufficient to satisfy the Company’s obligations, the Company may be limited by covenants in some of the Company’s borrowing agreements from transferring cash to other subsidiaries that might require funds. In addition, cross default provisions in the Company’s other indebtedness may be triggered if the Company defaults on any of these debt agreements. The Company did not violate any financial covenants during the years ended December 31, 2013 and 2014.

Future principal maturities of long-term borrowings as of December 31, 2014 are as follows:

Years Ended December 31,	Amount (RMB)
2015	240,122,039
2016	345,392,063
2017	336,041,684
2018	31,551,204
2019	247,918
Total	953,354,908